Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment - Information and communication equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years
Property, plant and equipment - Information and communication equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Office Furniture And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Office Furniture And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	6 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	Shorter of 5 or lease term